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JOHN HANCOCK FINANCIAL SERVICES                                           (LOGO)
U.S. Wealth Management Law Department
601 Congress Street
Boston, MA 02210-2805
(617) 663-3192
Fax: (617) 663-2197
E-Mail: tloftus@jhancock.com

April 30, 2010

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

     Re: John Hancock Life Insurance Company of New York Separate Account A Registration Statement on Form N-4 (File No. 333-149422)

Ladies and Gentlemen:

      On behalf of John Hancock Life Insurance Company of New York Separate Account A (the "Registrant"), a separate account of John Hancock Life Insurance Company of New York (the "Depositor"), accompanying this letter for filing is Post-Effective Amendment No. 6 ("the Amendment") under the Securities Act of 1933 to the above-mentioned Registration Statement on Form N-4.

      The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act. In accordance with paragraph (b)(4) of this Rule, the Registrant certified that the Amendment meets all of the requirements for effectiveness pursuant to paragraph (b) of the Rule. In addition, as counsel that has reviewed the Amendment, I confirm that the Amendment does not contain disclosure which would render it ineligible to become effective pursuant to paragraph (b).

      Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,

/s/ Thomas J. Loftus
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Thomas J. Loftus
Senior Counsel - Annuities